UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-01528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

John Swhear
Unified Fund Services, Inc.
2960 North Meridian Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-9160

Date of fiscal year end: 6/30
Date of reporting period: 07/01/08 - 06/30/09

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Fund/Fund Family Name: The Bruce Fund

Date of Fiscal Year End:   06/30

Date of Reporting Period: July 1, 2008 – June 30, 2009

The Bruce Fund

Name	CUSIP	S/H Meeting Date	Description of the Matter Voted On	Proposed By: Mgt.(M) or SH (S)	VOTE Yes (Y) or No (N)	For, Against, or Abstain	Fund Cast its Vote For or Against Management

Vion Pharmaceuticals, Inc.	927624106	12/10/2008	Amendments to restated certificate of incorporation	M	Yes	For	For Management
			Ratification of Ernst & Young as Independent Auditors	M	Yes	For	For Management

Arena Resources, Inc	40049108	12/12/2008	Amendment of stock option plan	M	Yes	Against	Against Management
			Vote of election of nominees	M	Yes	For	For Management

American Italian Pasta	27070101	1/5/2009	To approve our employee cash bonus plan	M	Yes	For	For management
			To ratify the appointment of Grant Thornton	M	Yes	For	For Management
			Vote for election of nominees	M	Yes	For	For Management

Alanco Technologies, Inc.	11612603	1/16/2009	Vote for elections of nominees	M	Yes	For	For Management
			Reverse Split	M	Yes	For	For Management
			Vote for elections of nominees	M	Yes	For	For Management

EDAP	268311107	1/29/2009	Share issuance	M	Yes	Against	Against Management
			Reserved Share Issuance	M	Yes	Against	Against Management

Spacehab, Inc.	846243400	2/10/2009	To ratify the appointment of PMB Helin Donovan, LLP as independent registered public accountants for the company	M	Yes	For	For Management
			Reincorporate in Delaware	M	Yes	For	For Management
			Name change	M	Yes	For	For Management
			Reverse Split	M	Yes	For	For Management

Admiral Bay Resources, Inc.q	7131105	2/10/2009	Election of Directors	M	Yes	For	For Management
			Appointment for McGovern, Hurley, Cunningham, LLP as auditors	M	Yes	For	For Management
			Approve the company’s stock option plan	M	Yes	For	For Management
			Ratify and approve the articles of the company	M	Yes	For	For Management

ATP Oil & Gas Corp.	00208J108	4/9/2009	To ratify the appointment of Pricewaterhousecoopers LLP as independent auditors	M	Yes	For	For Management
			Election of nominees	M	Yes	For	For Management
			Approve 2009 stock plan	M	Yes	For	For Management

Gainsco, Inc	363127200	4/20/2009	Vote of election of nominees	M	Yes	For	For Management
			Approve amendment to effect reverse stock split	M	Yes	Against	Against Management

Omega Protein Corporation	68210P107	4/23/09	Vote for election of Harry O. Nicodemus, Gary R. Goodwin	M	Yes	For	For Management
			Ratification the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the company	M	Yes	For	For Management

RLI Corp.	749607107	5/7/2009	Approve amendment to increase authorized shares	M	Yes	For	For Management
			Election of nominees	M	Yes	For	For Management
			Ratify the appointment of KPMG LLP. as the company’s independent auditors	M	Yes	For	For Management

Airboss of America	4622346	5/12/2009	Election of directors for nominees	M	Yes	For	For Management
			Appointment of KPMG, LLP as auditors of the company	M	Yes	For	For Management

Amerigon Incorporated	03070L300	5/14/2009	Directors Recommended: a vote for the election of officers	M	Yes	For	For management
			Approve amendment to Amerigon 2006 Equity Plan	M	Yes	For	For management

EDAP	268311107	5/26/2009	Determination of attendance fees	M	Yes	For	For Management
			Modification of Age Limit of Directors	M	Yes	For	For Management
			Modification of Age Limit of Chairman	M	Yes	For	For Management

Double Eagle Petroleum Co.	258570209	5/28/2009	In their discretion, the proxies are, and each of them hereby is, authorized to vote upon an adjournment or postponement of the meeting	M	Yes	For	For management
			Election of nominees	M	Yes	For	For management

Internet Capital Group	46059c205	6/19/2009	Directors	M	Yes	For	For Management
			Ratification of KPMG	M	Yes	For	For Management
			Amendment to 2005 Equity Plan	M	Yes	For	For Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bruce Fund

 By:     /s/ R Jeffrey Bruce

          R. Jeffrey Bruce, Secretary

Date:  08/07/2009